Related Party Transactions (Details Narrative) - USD ($)	May. 04, 2015	Apr. 20, 2015	Feb. 17, 2015	Feb. 10, 2015	Jan. 19, 2015	Dec. 18, 2014	May. 13, 2015	May. 08, 2015
Repayment of note payable			$ 3,000
January Private Placement [Member]
Number of common stock unit sold		7,708,342			4,330,000
Common stock purchase price per share		$ 0.30			$ 0.10
Number of common stock sold		$ 2,312,500			$ 433,000
Charles Allen [Member]
Number of common stock shares purchased		66,667			50,000
Number of common stock purchased		$ 20,000			$ 5,000
Charles Allen [Member] | Allen Note [Member]
Loan from related party						$ 7,990
Note bear interest rate						2.00%
Note due date						Dec. 31, 2015
Repayment of note payable				$ 3,000
Principal amount of promissory note								$ 4,990
Accrued interest relate to note								$ 48
Michal Handerhan [Member]
Number of common stock shares purchased		66,667			50,000
Number of common stock purchased		$ 20,000			$ 5,000
Michal Handerhan [Member] | HanderhanNote[Member]
Loan from related party					$ 20,000
Note bear interest rate					2.00%
Note due date					Dec. 31, 2015
Repayment of note payable	$ 10,000
Principal amount of promissory note							$ 7,000
Accrued interest relate to note							$ 108